Employee Benefits and Share-Based Compensation - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted-Average Contractual Term (Years)
Outstanding as of December 31, 2019	5 years 5 months 1 day	6 years 2 months 19 days
Vested and expected to vest as of December 31, 2019	5 years 4 months 28 days
Exercisable as of December 31, 2019	5 years 4 months 28 days
Aggregate Intrinsic Value
Outstanding as of December 31, 2019	$ 33,413	$ 13,946
Vested and expected to vest as of December 31, 2019	33,413
Exercisable as of December 31, 2019	$ 33,411
Time Based Options
Number of Share Option Awards
Outstanding as of January 1, 2019	5,686,793
Granted	0	0	0
Exercised	(636,073)
Forfeited and cancelled	(132,166)
Outstanding as of December 31, 2019	4,918,554	5,686,793
Vested and expected to vest as of December 31, 2019	4,918,554
Exercisable as of December 31, 2019	4,917,721
Weighted-Average Exercise Price
Outstanding as of January 1, 2019	$ 50.65
Exercised	40.30
Forfeited and cancelled	56.13
Outstanding as of December 31, 2019	51.84	$ 50.65
Vested and expected to vest as of December 31, 2019	51.84
Exercisable as of December 31, 2019	$ 51.84
Performance Based Options
Number of Share Option Awards
Outstanding as of January 1, 2019	410,499
Granted	0
Exercised	(138,759)
Forfeited and cancelled	(156,251)
Outstanding as of December 31, 2019	115,489	410,499
Vested and expected to vest as of December 31, 2019	115,489
Exercisable as of December 31, 2019	115,489
Weighted-Average Exercise Price
Outstanding as of January 1, 2019	$ 45.67
Exercised	19.00
Forfeited and cancelled	59.43
Outstanding as of December 31, 2019	59.11	$ 45.67
Vested and expected to vest as of December 31, 2019	59.11
Exercisable as of December 31, 2019	$ 59.11
Market-Based Opton Awards
Number of Share Option Awards
Outstanding as of January 1, 2019	208,333
Exercised	0
Forfeited and cancelled	0
Outstanding as of December 31, 2019	208,333	208,333
Vested and expected to vest as of December 31, 2019	0
Exercisable as of December 31, 2019	0
Weighted-Average Exercise Price
Outstanding as of January 1, 2019	$ 59.43
Exercised	0
Forfeited and cancelled	0
Outstanding as of December 31, 2019	59.43	$ 59.43
Vested and expected to vest as of December 31, 2019	0
Exercisable as of December 31, 2019	$ 0